Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Due within:
One year	$ 204,638	$ 231,644
Two years	58,177	58,844
Three years	33,551	30,767
Four years	16,760	12,662
Five years	5,282	16,087
Thereafter	1,347	0
Total	$ 319,755	$ 350,004